Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 892	$ 1,680	$ 769
Securities available-for-sale	1,898	601	4,230
Accounts receivable	56	16	46
Prepaid and other assets	2,028	2,087	2,023
Current assets held for sale	0	26,042	1,514
Total current assets	4,874	30,426	8,582
PROPERTY AND EQUIPMENT, NET (SUCCESSFUL EFFORTS METHOD):
Unproved oil and gas properties	31	32	38
Wells in progress	335	337	350
Land, buildings, and equipment (net of accumulated depreciation of $528 and $517 as of September 30, 2016, and June 30, 2016, respectively)	78	86	139
Property and equipment held for sale		0	36,546
Net property and equipment	444	455	37,073
OTHER NON-CURRENT ASSETS:
Goodwill, net	500	500	500
Other long-term assets	19	169	169
Long-term assets held for sale		0	376
Total other non-current assets	519	669	1,045
Total assets	5,837	31,550	46,700
CURRENT LIABILITIES:
Accounts payable	519	791	298
Accrued and other liabilities	2,583	2,826	2,119
Notes payable	104	783	0
Current liabilities held for sale	0	10,638	2,237
Total current liabilities	3,206	15,038	4,654
LONG-TERM LIABILITIES:
Long-term liabilities held for sale		0	8,251
Total long-term liabilities		0	8,251
COMMITMENTS AND CONTINGENCIES
PREFERRED STOCK
Total preferred stock	0	23,501	25,850
STOCKHOLDERS' (DEFICIT) EQUITY:
Common stock	71	70	69
Treasury stock (at cost)	(9,806)	(9,806)	(9,806)
Capital in excess of par value	104,547	94,069	93,386
Accumulated deficit	(97,599)	(96,234)	(81,006)
Accumulated other comprehensive income	5,418	4,912	5,302
Total stockholders' (deficit) equity	2,631	(6,989)	7,945
Total liabilities, preferred stock and stockholders' (deficit) equity	5,837	31,550	46,700
Series A Convertible Preferred Stock
PREFERRED STOCK
Total preferred stock	$ 0	$ 23,501	$ 25,850